UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal

Income Fund

Annual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2015

Eaton Vance

Floating-Rate Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2014, municipal bonds were three months into a rally that lasted for most of the 12-month period ended March 31, 2015. But in the final two months of the period, municipal returns turned slightly negative, as a flood of new issuance put downward pressure on bond prices. For the period as a whole, however, municipal issues delivered strong performance.

Initial investor expectations of rising interest rates during the period were overwhelmed by economic events overseas. While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth and inflation expectations in the Eurozone, Japan and China.

As overseas central banks put downward pressure on interest rates, culminating with the European Central Bank’s initiation of an asset purchase program in mid-January 2015, historically low U.S. interest rates looked attractive by comparison. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down, with municipal rates following, albeit at a slower pace. Further downward pressure on U.S. rates came from the Fed’s surprisingly dovish stance at its March 2015 meeting, regarding when it would finally begin raising the fed funds rate. As a result, at the end of the 12-month period the consensus view on the timing of the expected rate hike had moved from June to September 2015 or beyond.

As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality6 municipal bonds were the best performers. For the one-year period as a whole, the municipal yield curve flattened. Maturities shorter than five years saw a slight rise in interest rates, while rates declined and prices rose through the rest of the curve, with longer maturities showing the strongest performance.

Fund Performance

For the 12-month period ended March 31, 2015, Eaton Vance Floating-Rate Municipal Income Fund (the Fund) had a total return of 0.62% for Class A shares at net asset value (NAV), outperforming the 0.57% return of the Fund’s primary benchmark, the Barclays 1 Year Municipal Bond Index2 (the Index).

The Fund invests primarily in municipal floating-rate obligations, as management believes this strategy could provide a potential hedge against rising short-term municipal interest rates. Management may also employ relative value trading as it seeks to add to Fund performance. In general, municipal floating-rate obligations tend to realize relatively moderate price movement compared with fixed-rate municipal bonds. For that reason, more of the Fund’s total return could come from floating-rate coupon payments rather than changes in NAV.

For the fiscal year, contributors to the Fund’s relative performance versus the Index included overweights in A-rated and BBB-rated bonds, security selection in electric utility bonds, and an overweight and security selection in the hospitals sector, which benefited from investors’ preference for lower-quality, higher-yielding securities during the period. In contrast, an underweight in Puerto Rico bonds and security selection in the industrial development revenue sector detracted from the Fund’s performance versus the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.62%	2.37%	2.80%
Class A with 2.25% Maximum Sales Charge	—	—	–1.66	1.91	2.56
Class I at NAV	08/03/2010	05/29/1992	0.77	2.50	2.86
Barclays 1 Year Municipal Bond Index	—	—	0.57%	0.98%	2.22%
Barclays 7 Year Municipal Bond Index	—	—	5.13	4.72	4.88

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				0.83%	0.68%
Net				0.65	0.50

% Distribution Rates/Yields[5]				Class A	Class I
Distribution Rate				0.41%	0.49%
Taxable-Equivalent Distribution Rate				0.72	0.87
SEC 30-day Yield				0.15	0.21
Taxable-Equivalent SEC 30-day Yield				0.26	0.37

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	03/31/2005	$331,623	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Fund Profile

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

Effective August 19, 2013, the Fund changed its investment objective and polices. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.
[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 7/31/15. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,001.70	$3.24	**	0.65%
Class I	$1,000.00	$1,002.40	$2.50	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.28	**	0.65%
Class I	$1,000.00	$1,022.40	$2.52	**	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 100.0%

Security	Principal Amount (000’s omitted)	Value

Education — 4.3%
Bethlehem, PA, Area School District, 0.555%, 1/1/18 (Put Date), 1/1/30(1)	$3,000	$3,043,530
West Virginia University, 0.55%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,502,745

		$7,546,275

Electric Utilities — 11.5%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Generation LLC), 3.50% to 6/1/20 (Put Date), 4/1/41	$1,000	$1,042,390
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	4,050	4,213,498
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	690	728,937
Long Island Power Authority, NY, Electric System Revenue, 0.775%, 11/1/18 (Put Date), 5/1/33(1)	8,000	8,007,600
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,030,360
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.00%, 5/15/19	1,500	1,539,315
Oklahoma Municipal Power Authority, 0.82%, 8/1/18 (Put Date), 1/1/23(1)	1,680	1,681,042
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	1,995,600

		$20,238,742

Escrowed / Prerefunded — 0.2%
Energy Northwest Electric Revenue, WA, (Columbia Station), Prerefunded to 7/1/16, 5.00%, 7/1/24	$310	$327,983

		$327,983

General Obligations — 11.4%
California, 0.77%, 5/1/17(1)	$1,100	$1,107,887
Connecticut, 1.04%, 8/15/20(1)	3,000	3,071,460
Connecticut, 1.37%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,080
Illinois, 5.00%, 8/1/17	1,000	1,083,690
Illinois, 5.00%, 1/1/18	1,000	1,088,270
Katy Independent School District, TX, (PSF Guaranteed), 0.669%, 8/15/19 (Put Date), 8/15/36(1)(2)	2,000	2,001,280
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/17	250	245,003
Manheim Township, PA, School District, 0.517%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,612,656
Massachusetts, 0.45%, 1/1/18(1)	2,500	2,501,175

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Massachusetts, 0.631%, 11/1/18(1)	$1,500	$1,505,955
Mississippi, 0.55%, 9/1/17(1)	2,825	2,826,695
New York, NY, 0.60%, 8/1/27(1)	2,000	1,994,540

		$20,038,691

Hospital — 23.6%
California Statewide Communities Development Authority, (Kaiser Permanente), 0.97%, 5/1/17 (Put Date), 4/1/52(1)	$4,000	$4,039,520
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.665%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,441,658
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.92%, 2/1/17 (Put Date), 8/1/38(1)	7,160	7,307,639
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 0.97%, 2/18/20 (Put Date), 8/15/35(1)	8,000	8,011,120
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.191%, 6/1/24 (Put Date), 6/1/28(1)	2,000	2,011,300
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.02%, 3/1/17 (Put Date), 10/1/29(1)(3)	1,400	1,422,666
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.60%, 12/1/19 (Put Date), 12/1/42(1)	3,000	3,000,960
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/20	1,000	1,029,550
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System), 1.265%, 11/15/16 (Put Date), 5/15/42(1)	3,000	3,031,470
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.50%, 1/29/20 (Put Date), 7/1/50(1)	2,000	1,998,160
Massachusetts Development Finance Agency, (Partners HealthCare System), 0.57%, 1/30/18 (Put Date), 7/1/38(1)	1,990	1,989,921
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00%, 7/1/15 (Put Date), 7/1/39	1,365	1,380,766
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 0.901%, 5/1/18(1)	1,020	1,020,490
North Carolina Medical Care Commission, (Wake Forest Baptist System), 0.76%, 12/1/17 (Put Date), 12/1/33(1)	2,310	2,304,294
Oregon Facilities Authority, (Providence Health and Services), 0.90%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,505,415

		$41,494,929

Industrial Development Revenue — 9.8%
Miami-Dade County, FL, Industrial Development Authority, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$2,000	$1,998,660

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	$165	$167,309
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.23%, 12/1/25(4)	6,600	6,600,000
Sussex County, VA, Industrial Development Authority, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,517,430
Whiting, IN, (BP Products North America, Inc.), (AMT), 0.77%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,970,320

		$17,253,719

Insured – Education — 0.6%
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	$1,000	$1,045,670

		$1,045,670

Insured – Escrowed / Prerefunded — 0.3%
New York, NY, (AGM), Prerefunded to 4/1/16, 5.00% , 4/1/22	$425	$444,996

		$444,996

Insured – General Obligations — 1.9%
New York, NY, (AMBAC), 5.00%, 8/15/18	$2,035	$2,296,660
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,063,440

		$3,360,100

Insured – Transportation — 1.3%
Triborough Bridge & Tunnel Authority, NY, (AGM), 0.46%, 1/1/19(1)	$2,200	$2,201,342

		$2,201,342

Lease Revenue / Certificates of Participation — 2.7%
New Jersey Economic Development Authority, (School Facilities Construction), 0.75%, 2/1/17(1)	$2,725	$2,728,406
New Jersey Economic Development Authority, (School Facilities Construction), 1.57%, 9/1/27(1)	2,000	1,971,300

		$4,699,706

Other Revenue — 8.4%
Lancaster, OH, Port Authority, 0.835%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,136,978
New Jersey Economic Development Authority, (School Facilities Construction), 0.92%, 2/1/17(1)	2,230	2,232,743
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.865%, 8/1/19 (Put Date), 11/1/39(1)	7,000	7,031,360

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp., 0.49%, 9/15/17(1)	$1,455	$1,455,116

		$14,856,197

Senior Living / Life Care — 0.2%
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42(5)	$590	$410,038

		$410,038

Special Tax Revenue — 1.6%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$50	$50,074
Louisiana, Gasoline and Fuels Tax Revenue, 0.595%, 5/1/17 (Put Date), 5/1/43(1)	2,500	2,515,250
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	25	25,085
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	58,722
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	40	39,965
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	45	43,783
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	103,123
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(6)	20	3,200
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	100	60,000

		$2,899,202

Student Loan — 0.9%
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,500	$1,576,395

		$1,576,395

Transportation — 19.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.62%, 4/1/20 (Put Date), 4/1/34(1)	$5,000	$5,002,550
Kansas Department of Transportation, 0.515%, 9/1/19(1)	2,000	1,996,520
Metropolitan Transportation Authority, NY, 0.595%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,493,205
Metropolitan Transportation Authority, NY, 0.60%, 6/1/20 (Put Date), 11/15/39(1)	3,000	3,000,000

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Metropolitan Transportation Authority, NY, 0.945%, 11/1/17(1)	$1,700	$1,712,529
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.02%, 12/15/19 (Put Date), 6/15/34(1)	9,500	9,504,275
New Jersey Turnpike Authority, 0.685%, 1/1/18 (Put Date), 1/1/24(1)	1,000	1,002,120
North Texas Tollway Authority, 0.69%, 1/1/20 (Put Date), 1/1/38(1)	8,000	7,966,320
Pennsylvania Turnpike Commission, 0.90%, 12/1/20(1)	215	217,210
Pennsylvania Turnpike Commission, 1.29%, 12/1/20(1)(7)	2,450	2,504,536

		$34,399,265

Water and Sewer — 1.7%
North Penn Water Authority, PA, 0.615%, 11/1/19 (Put Date), 11/1/24(1)	$3,000	$3,015,930

		$3,015,930

Total Tax-Exempt Municipal Securities — 100.0% (identified cost $175,255,667)		$175,809,180

Taxable Municipal Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$2,000	$2,004,480

Total Taxable Municipal Securities — 1.1% (identified cost $2,000,000)		$2,004,480

Total Investments — 101.1% (identified cost $177,255,667)		$177,813,660

Other Assets, Less Liabilities — (1.1)%		$(2,018,537)

Net Assets — 100.0%		$175,795,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	12.6%
New Jersey	10.8%
Pennsylvania	10.7%
Others, representing less than 10% individually	67.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 2.1% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at March 31, 2015.

(2)	When-issued security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $1,589,975 or 0.9% of the Fund’s net assets.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2015.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted matured bond.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Statement of Assets and Liabilities

Assets	March 31, 2015
Investments, at value (identified cost, $177,255,667)	$177,813,660
Cash	20,593
Interest receivable	406,772
Receivable for investments sold	2,005,000
Receivable for Fund shares sold	96,259
Receivable from affiliate	8,038
Total assets	$180,350,322

Liabilities
Demand note payable	$1,000,000
Payable for when-issued securities	2,000,000
Payable for Fund shares redeemed	1,399,170
Distributions payable	26,594
Payable to affiliates:
Investment adviser fee	51,392
Distribution and service fees	18,561
Accrued expenses	59,482
Total liabilities	$4,555,199
Net Assets	$175,795,123

Sources of Net Assets
Paid-in capital	$175,179,550
Accumulated net realized gain	71,141
Accumulated distributions in excess of net investment income	(13,561)
Net unrealized appreciation	557,993
Net Assets	$175,795,123

Class A Shares
Net Assets	$141,537,132
Shares Outstanding	14,294,718
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.90
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.13

Class I Shares
Net Assets	$34,257,991
Shares Outstanding	3,458,400
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.91

On sales of $100,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Statement of Operations

Investment Income	Year Ended March 31, 2015
Interest	$1,328,810
Total investment income	$1,328,810

Expenses
Investment adviser fee	$418,797
Distribution and service fees
Class A	148,114
Trustees’ fees and expenses	7,068
Custodian fee	43,735
Transfer and dividend disbursing agent fees	27,397
Legal and accounting services	41,694
Printing and postage	18,863
Registration fees	66,296
Miscellaneous	22,636
Total expenses	$794,600
Deduct —
Reduction of custodian fee	$523
Allocation of expenses to affiliate	9,231
Total expense reductions	$9,754

Net expenses	$784,846

Net investment income	$543,964

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,947
Net realized gain	$29,947
Change in unrealized appreciation (depreciation) —
Investments	$65,775
Net change in unrealized appreciation (depreciation)	$65,775

Net realized and unrealized gain	$95,722

Net increase in net assets from operations	$639,686

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$543,964	$1,071,896
Net realized gain from investment transactions and financial futures contracts	29,947	2,461,942
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	65,775	(5,987,399)
Net increase (decrease) in net assets from operations	$639,686	$(2,453,561)
Distributions to shareholders —
From net investment income
Class A	$(379,144)	$(854,284)
Class C	—	(159,582)
Class I	(147,817)	(80,977)
From net realized gain
Class A	(278,696)	—
Class I	(81,161)	—
Total distributions to shareholders	$(886,818)	$(1,094,843)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$111,555,859	$15,345,992
Class C	—	1,857,907
Class I	82,154,798	5,852,032
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	380,331	786,690
Class C	—	135,885
Class I	186,232	57,229
Cost of shares redeemed
Class A	(25,890,127)	(22,656,049)
Class C	—	(4,596,145)
Class I	(53,623,787)	(4,271,466)
Net asset value of shares merged*
Class A	—	14,159,721
Class C	—	(14,159,721)
Net increase (decrease) in net assets from Fund share transactions	$114,763,306	$(7,487,925)

Net increase (decrease) in net assets	$114,516,174	$(11,036,329)

Net Assets
At beginning of year	$61,278,949	$72,315,278
At end of year	$175,795,123	$61,278,949

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(13,561)	$(9,527)

*	At the close of business on November 8, 2013, Class C shares were merged into Class A shares.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Financial Highlights

	Class A
	Year Ended March 31,
	2015		2014		2013	2012	2011
Net asset value — Beginning of year	$9.900		$10.420		$10.270	$9.730	$9.940

Income (Loss) From Operations
Net investment income(1)	$0.039		$0.166		$0.314	$0.341	$0.342
Net realized and unrealized gain (loss)	0.022		(0.511)		0.144	0.535	(0.213)

Total income (loss) from operations	$0.061		$(0.345)		$0.458	$0.876	$0.129

Less Distributions
From net investment income	$(0.041)		$(0.175)		$(0.308)	$(0.336)	$(0.339)
From net realized gain	(0.020)		—		—	—	—

Total distributions	$(0.061)		$(0.175)		$(0.308)	$(0.336)	$(0.339)

Net asset value — End of year	$9.900		$9.900		$10.420	$10.270	$9.730

Total Return(2)	0.62%		(3.33)%		4.49%	9.13%	1.25%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$141,537		$55,713		$50,528	$48,354	$50,692
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.65	%(4)	0.72	%(4)	0.86%	0.89%	0.87%
Net investment income	0.40%		1.66%		3.01%	3.37%	3.41%
Portfolio Turnover	103%		115%		32%	12%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Financial Highlights — continued

	Class I
	Year Ended March 31,						Period Ended March 31, 2011(1)
	2015		2014		2013	2012
Net asset value — Beginning of period	$9.910		$10.430		$10.270	$9.730	$10.160

Income (Loss) From Operations
Net investment income	$0.052	(2)	$0.183	(2)	$0.323 (2)	$0.351 (2)	$0.235
Net realized and unrealized gain (loss)	0.024		(0.512)		0.161	0.540	(0.430)

Total income (loss) from operations	$0.076		$(0.329)		$0.484	$0.891	$(0.195)

Less Distributions
From net investment income	$(0.056)		$(0.191)		$(0.324)	$(0.351)	$(0.235)
From net realized gain	(0.020)		—		—	—	—

Total distributions	$(0.076)		$(0.191)		$(0.324)	$(0.351)	$(0.235)

Net asset value — End of period	$9.910		$9.910		$10.430	$10.270	$9.730

Total Return(3)	0.77%		(3.17)%		4.74%	9.29%	(2.11	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,258		$5,566		$4,148	$1,026	$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.50	%(7)	0.57	%(7)	0.71%	0.73%	0.72	%(6)
Net investment income	0.53%		1.82%		3.09%	3.44%	3.76	%(6)
Portfolio Turnover	103%		115%		32%	12%	11	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(8)	For the Fund’s year ended March 31, 2011.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. The Fund previously offered Class C shares. Such offering was discontinued during the year ended March 31, 2014. At the close of business on November 8, 2013, the Fund’s Class C shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2015 and March 31, 2014 was as follows:

	Year Ended March 31,
	2015	2014

Distributions declared from:
Tax-exempt income	$515,665	$1,062,129
Ordinary income	$11,296	$32,714
Long-term capital gains	$359,857	$—

During the year ended March 31, 2015, accumulated net realized gain was decreased by $325,148, accumulated undistributed net investment income was decreased by $21,037 and paid-in capital was increased by $346,185 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for premium amortization and accretion of market discount. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of March 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$13,316
Undistributed tax-exempt income	$21,533
Undistributed long-term capital gains	$1,885
Net unrealized appreciation	$605,433
Other temporary differences	$(26,594)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to defaulted bond interest, premium amortization, accretion of market discount, wash sales, expenditures on defaulted bonds and the timing of recognizing distributions to shareholders.

16

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$177,208,227

Gross unrealized appreciation	$955,586
Gross unrealized depreciation	(350,153)

Net unrealized appreciation	$605,433

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2015, the investment adviser fee amounted to $418,797 or 0.33% of the Fund’s average daily net assets. BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.65% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2015. Pursuant to this agreement, BMR was allocated $9,231 of the Fund’s operating expenses for the year ended March 31, 2015.

EVM serves as administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2015, EVM earned $1,172 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,957 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2015 amounted to $148,114 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is

17

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended March 31, 2015, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $246,566,999 and $130,022,562, respectively, for the year ended March 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2015	2014

Sales	11,242,851	1,534,277
Issued to shareholders electing to receive payments of distributions in Fund shares	38,372	77,831
Redemptions	(2,611,950)	(2,267,115)
Merger from Class C shares	—	1,431,707

Net increase	8,669,273	776,700

Class C		Year Ended March 31, 2014(1)

Sales		195,577
Issued to shareholders electing to receive payments of distributions in Fund shares		14,126
Redemptions		(486,015)
Merger to Class A Shares		(1,515,706)

Net decrease		(1,792,018)

	Year Ended March 31,
Class I	2015	2014

Sales	8,284,472	586,463
Issued to shareholders electing to receive payments of distributions in Fund shares	18,783	5,672
Redemptions	(5,406,520)	(428,196)

Net increase	2,896,735	163,939

(1)	At the close of business on November 8, 2013, the Fund’s Class C shares were merged into Class A shares.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At March 31, 2015, the Fund had a balance outstanding pursuant to the line of credit of $1,000,000 at an interest rate of 1.12%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings

18

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

approximated its fair value at March 31, 2015. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2015. The Fund’s average borrowings or allocated fees during the year ended March 31, 2015 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$175,809,180	$—	$175,809,180
Taxable Municipal Securities	—	2,004,480	—	2,004,480

Total Investments	$—	$177,813,660	$—	$177,813,660

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Floating-Rate Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating-Rate Municipal Income Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

20

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2015, the Fund designates 97.86% of distributions from net investment income as an exempt-interest dividend.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended March 31, 2015, $3,950 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

22

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(4) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

23

Eaton Vance

Floating-Rate Municipal Income Fund

March 31, 2015

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14727 3.31.15

Eaton Vance

National Limited Maturity Municipal Income Fund

Annual Report

March 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2015

Eaton Vance

National Limited Maturity Municipal Income Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	29

Federal Tax Information	30

Management and Organization	31

Important Notices	34

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2014, municipal bonds were three months into a rally that lasted for most of the 12-month period ended March 31, 2015. But in the final two months of the period, municipal returns turned slightly negative, as a flood of new issuance put downward pressure on bond prices. For the period as a whole, however, municipal issues delivered strong performance.

Initial investor expectations of rising interest rates during the period were overwhelmed by economic events overseas. While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth and inflation expectations in the Eurozone, Japan and China.

As overseas central banks put downward pressure on interest rates, culminating with the European Central Bank’s initiation of an asset purchase program in mid-January 2015, historically low U.S. interest rates looked attractive by comparison. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down, with municipal rates following, albeit at a slower pace. Further downward pressure on U.S. rates came from the Fed’s surprisingly dovish stance at its March 2015 meeting, regarding when it would finally begin raising the fed funds rate. As a result, at the end of the 12-month period the consensus view on the timing of the expected rate hike had moved from June to September 2015 or beyond.

As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality6 municipal bonds were the best performers. For the one-year period as a whole, the municipal yield curve flattened. Maturities shorter than five years saw a slight rise in interest rates, while rates declined and prices rose through the rest of the curve, with longer maturities showing the strongest performance.

Fund Performance

For the 12-month period ended March 31, 2015, Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) had a total return of 4.98% for Class A shares at net asset value (NAV), underperforming the 5.13% return of the Fund’s benchmark, the Barclays 7 Year Municipal Bond Index2 (the Index).

The Fund’s overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Fund seeks to maintain a dollar-weighted average portfolio duration7 between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seeks to avoid the potentially higher interest-rate risk and volatility of longer-duration bonds.

While the Index includes only bonds with maturities of six to eight years, the Fund may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income.

The Fund hedges to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by shorting Treasury futures in seeking to provide some downside protection. This hedging strategy is intended to moderate performance and volatility on both the upside and the downside. So in a period when the municipal and Treasury markets delivered positive performance, the Fund’s hedging strategy detracted modestly from Fund performance versus the Index and, as intended, reduced the Fund’s volatility during the 12-month period.

An overweight in pre-refunded bonds also detracted from Fund performance versus the Index during the period. The Fund’s exposure to bonds with maturities of less than six years, which are not represented in the Index, detracted from results versus the Index as well, because shorter-maturity bonds underperformed longer-maturity issues during the period.

In contrast, the Fund’s strategy of overweighting longer-maturity bonds, relative to the Index, helped the Fund’s performance versus the Index during a period when longer-maturity bonds outperformed. An overweight and security selection in the hospital sector, which benefited from investors’ preference for lower-quality, higher-yielding securities during the period, aided results relative to the Index as well. Additional contributors to Fund performance versus the Index included an overweight in bonds rated BBB and below and an overweight in zero coupon bonds, which were the best-performing coupon structure during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	4.98%	3.85%	3.75%
Class A with 2.25% Maximum Sales Charge	—	—	2.62	3.38	3.51
Class B at NAV	05/22/1992	05/22/1992	4.30	3.07	2.97
Class B with 3% Maximum Sales Charge	—	—	1.30	3.07	2.97
Class C at NAV	12/08/1993	05/22/1992	4.21	3.07	2.97
Class C with 1% Maximum Sales Charge	—	—	3.21	3.07	2.97
Class I at NAV	10/01/2009	05/22/1992	5.24	4.03	3.83
Barclays 7 Year Municipal Bond Index	—	—	5.13%	4.72%	4.88%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.68%	1.43%	1.43%	0.53%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.79%	2.03%	2.03%	2.95%
Taxable-Equivalent Distribution Rate		4.93	3.59	3.59	5.21
SEC 30-day Yield		1.09	0.38	0.38	1.27
Taxable-Equivalent SEC 30-day Yield		1.93	0.67	0.67	2.24

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2005	$13,400	N.A.
Class C	$10,000	03/31/2005	$13,397	N.A.
Class I	$250,000	03/31/2005	$364,022	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Fund Profile

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.

[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

5

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.00	$3.42	0.68%
Class B	$1,000.00	$1,012.30	$7.17	1.43%
Class C	$1,000.00	$1,012.30	$7.17	1.43%
Class I	$1,000.00	$1,016.80	$2.66	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.43	0.68%
Class B	$1,000.00	$1,017.80	$7.19	1.43%
Class C	$1,000.00	$1,017.80	$7.19	1.43%
Class I	$1,000.00	$1,022.30	$2.67	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

6

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 97.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%
Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$150	$150,716
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,264,782
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,802,170
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,825,611
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	334,264
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,097,456
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,940,250

		$17,415,249

Cogeneration — 0.0%(1)
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	$125	$126,798

		$126,798

Education — 4.2%
Allegheny County, PA, Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/25	$100	$117,843
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	500	552,815
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	568,720
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,151,210
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,749,870
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,408,103
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,036,140
Ohio State University, General Receipts, 5.00%, 12/1/23	225	255,663
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,171,370
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,129,480
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	575,050
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	578,065
Rutgers State University, NJ, Series F, 5.00%, 5/1/23	1,000	1,139,810
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/28	530	617,010

Security	Principal Amount (000’s omitted)	Value

Education (continued)
University of California, 5.00%, 5/15/21	$500	$552,085
University of Illinois, 0.00%, 4/1/15	1,700	1,700,000
University of Illinois, 0.00%, 4/1/16	1,000	992,990
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,133,933
University of Pittsburgh, 5.50%, 9/15/23	750	875,040
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,411,148
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	763,850
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	643,120
Washington County, PA, Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,138,610

		$28,261,925

Electric Utilities — 8.4%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,948,386
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,572,142
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	2,000	2,080,740
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,295,160
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,283,255
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,961,977
Michigan Strategic Fund, Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,552,510
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,382,480
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,702,055
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	3,645	4,064,539
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.10% to 3/1/19 (Put Date), 3/1/23	1,000	1,030,360
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 3.75% to 12/3/18 (Put Date), 12/1/23	5,000	5,288,750
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,054,980
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,804,670
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,848,114

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	$8,500	$9,586,130

		$56,456,248

Escrowed / Prerefunded — 4.9%
California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$3,690	$3,735,424
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	5,265	5,661,033
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,145,110
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	756,146
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), Prerefunded to 5/1/15, 5.50%, 5/1/20	280	281,221
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,786,240
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,245	2,485,574
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,495	1,614,182
Newberry, SC, Investing In Children’s Education, (Newberry County School District), Prerefunded to 12/1/15, 5.25%, 12/1/24	1,755	1,813,775
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,275,029
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	25	28,602
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17(2)	2,270	2,385,316
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	8,285,925

		$33,253,577

General Obligations — 13.7%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,885,480
Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	1,100	1,393,040
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	754,822
Bucks County, PA, 5.125%, 5/1/21	500	571,615
California, 5.00%, 12/1/21	6,000	7,277,520
California, 5.00%, 10/1/23	4,000	4,930,200
Chester County, PA, 5.00%, 7/15/28	1,530	1,764,916
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,120,810

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Florida Board of Education, 5.00%, 6/1/23	$7,000	$8,637,790
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,212,030
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,794,625
Hamilton, OH, School District, 6.15%, 12/1/15	500	519,620
Illinois, 5.00%, 5/1/22	6,000	6,786,600
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	525,427
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,079,039
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,570,625
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,308,299
Madison, AL, 4.00%, 4/1/24	850	938,851
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	8,252,925
Massachusetts, 5.00%, 8/1/23	7,500	9,277,425
Michigan, 6.00%, 11/1/22	2,985	3,483,226
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,363,652
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	597,105
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,449,843
New York, NY, 5.00%, 8/1/24	2,000	2,437,420
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,457,412
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,167,280
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23(2)	13,860	11,588,623

		$92,146,220

Health Care – Miscellaneous — 0.0%(1)
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$83	$85,132

		$85,132

Hospital — 8.4%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$560,555
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	563,825
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	560,630
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	575,265
Dauphin County, PA, General Authority, (Pinnacle Health System), 5.75%, 6/1/20	6,500	7,617,350
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,107,380
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	772,621

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	$1,250	$1,518,537
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	538,320
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/16	1,205	1,292,591
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/20	1,860	2,001,211
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.125%, 11/15/22	2,835	3,044,563
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	500	597,795
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20(4)	1,000	1,133,690
Lancaster County, PA, Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	683,844
Lebanon County, PA, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	200,178
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,027,720
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	833,423
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,885,746
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,420,625
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,794,105
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	675	721,649
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,099,140
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,191,950
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,866,325
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,760,800
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.625%, 7/1/22	1,000	1,076,350
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,074,060
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,117,780
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,182,390
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,048,275

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	$490	$519,831
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	526,946
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	379,782
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	408,311
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	542,670
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	270,238
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	307,649
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,079,454
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,063,290
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	284,653
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	2,011,432
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,438,104

		$56,701,053

Housing — 0.2%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$653,415
Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	580	580,191
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	69,346

		$1,302,952

Industrial Development Revenue — 4.2%
Amelia County, VA, Industrial Development Authority, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27(4)	$1,870	$1,870,000
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23(3)	6,600	6,846,576
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	785	787,473
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(3)	2,415	2,484,528
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	505,200
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(3)	800	811,192

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	$1,780	$2,012,183
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44	1,750	1,768,253
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	585,810
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 1.75% to 12/1/15 (Put Date), 12/1/33	750	756,795
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,499,740
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,404,201

		$28,331,951

Insured – Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,329,952

		$1,329,952

Insured – Education — 1.6%
California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$373,999
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	608,780
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,078,310
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,303,276
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,212,599

		$10,576,964

Insured – Electric Utilities — 1.1%
Illinois Municipal Electric Agency Power Supply, (NPFG), 5.25%, 2/1/16	$3,000	$3,122,790
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	1,125	1,369,541
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	562,525
Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/20	100	102,425
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	615	626,734
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	507,235
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	980,710

		$7,271,960

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 2.6%
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	$5,000	$5,476,450
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,236,680
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	368,032
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	700	796,488
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,857
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/19	3,405	3,620,605
Waco Health Facilities Development Corp., TX, (Hillcrest Health System), (NPFG), Prerefunded to 8/1/16, 5.00%, 8/1/20	3,745	3,982,133
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,794,360

		$17,292,605

Insured – General Obligations — 12.0%
Bethlehem, PA, Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,439,137
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,180,510
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,023,040
Cambria County, PA, (BAM), 5.00%, 8/1/21	2,380	2,776,008
Cambria County, PA, (BAM), 5.00%, 8/1/22	3,535	4,144,399
Cornwall-Lebanon School District, PA, (AGM), 0.00%, 3/15/16	1,020	1,015,461
Delaware Valley, PA, Regional Finance Authority, (AMBAC), 5.50%, 8/1/18	750	841,605
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	111,095
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,368,960
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,104,985
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,274,760
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,277,637
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	768,194
Livonia Public Schools School District, (BAM), 5.00%, 5/1/22	1,675	1,999,682
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,089,526
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,251,924
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,985,175
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,954,450
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,269,789

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Pennsylvania, (NPFG), 5.375%, 7/1/19	$1,000	$1,166,130
Philadelphia, PA, (AGC), 5.25%, 7/15/15	1,935	1,962,148
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,194,250
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	1,000	1,042,590
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,489,330
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	2,000,544
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,577,270
Washington, (AMBAC), 0.00%, 12/1/22	10,000	8,527,600
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,793,036

		$80,629,235

Insured – Hospital — 0.3%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$316,885
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,565,546

		$1,882,431

Insured – Lease Revenue / Certificates of Participation — 0.3%
Hudson County, NJ, (NPFG), 6.25%, 6/1/15	$1,000	$1,008,980
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), 5.00%, 12/1/22	1,000	1,066,800

		$2,075,780

Insured – Other Revenue — 0.0%(1)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$192,581

		$192,581

Insured – Special Tax Revenue — 3.1%
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	$5,000	$5,984,450
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,427,940
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,156,950
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,203,960
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	550,215
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22(4)	1,305	1,589,360

		$20,912,875

Insured – Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,310	$2,582,349

		$2,582,349

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.2%
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,045	$1,173,044
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,111,270
Miami-Dade County, FL, Aviation Revenue, (NPFG), (AMT), 5.25%, 10/1/15	8,125	8,332,431
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	5,000	5,858,900
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,206,702
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,980,527
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	727,217
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	300	269,187
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	759,544

		$21,418,822

Insured – Water and Sewer — 1.9%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$583,270
Allegheny County, PA, Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	515,670
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,558,440
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,562,969
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,851,400
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,128,140

		$13,199,889

Lease Revenue / Certificates of Participation — 1.6%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$601,445
California State Public Works Board, 5.00%, 11/1/26	2,725	3,250,189
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/20	2,240	2,409,277
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), 5.00%, 12/1/22	1,945	2,091,984
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	591,795
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,776,690

		$10,721,380

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.1%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,200	$300,636
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 0.865%, 8/1/19 (Put Date), 11/1/39(7)	400	401,792
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	4,500	4,128,165
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	325	318,321
Philadelphia, PA, Redevelopment Authority, (Transformation Initiative), 5.00%, 4/15/24	750	858,413
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	324,756
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,825	1,961,948
Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,250	5,675,617

		$13,969,648

Senior Living / Life Care — 1.6%
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16(3)	$725	$756,023
Cliff House Trust, (AMT), 6.625%, 6/1/27(5)	390	149,167
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,960,470
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	367,061
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(3)	851	851,349
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(3)	1,540	1,541,555
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(3)	280	289,022
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	255	268,160
North Miami, FL, HealthCare Facilities Authority, (Imperial Club), 6.125%, 1/1/42	495	344,015
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	1,675	1,838,145
St. Joseph County, IN, (Holy Cross Village), 5.55%, 5/15/19	460	460,966
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,380,215

		$11,206,148

Special Tax Revenue — 4.9%
Covington Park Community Development District, FL, (Capital Improvements), 5.00%, 5/1/21	$125	$125,185
Detroit, MI, Downtown Development Authority, Tax Increment, 0.00%, 7/1/21	2,000	1,370,500
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	704,586
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	925,463

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Michigan Trunk Line, 5.00%, 11/15/23	$600	$708,768
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,299,408
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,345,340
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,746,525
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	145	145,496
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	390	381,689
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	195	194,828
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	310	301,618
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,628,170
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	4,923,720
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,600,378
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	830	855,921
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	388,150
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	342,569
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	393,836
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,171,500
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	275	43,997
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	300	180,000
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,279,588

		$33,057,235

Student Loan — 0.2%
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,113,570

		$1,113,570

Transportation — 12.2%
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$949,595
Allegheny County, PA, Airport Authority, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	578,396
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	578,230

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20(4)	$2,455	$2,820,279
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21(4)	3,755	4,366,990
Chicago, IL, Midway International Airport, (AMT), 5.00%, 1/1/21	500	579,310
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,255,545
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,436,080
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,640,007
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,249,220
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	444,692
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	585,615
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,585,900
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,898,800
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,699,600
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,676,000
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.22%, Variable to 12/15/21 (Put Date), 6/15/34(7)	4,000	4,001,720
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,703,640
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,795,500
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,132,060
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,001,339
Pennsylvania Turnpike Commission, Series 2009D, 5.00%, 12/1/22	500	575,895
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,203,680
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,147,300
Port Authority of New York & New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,447,835
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	371,547
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,347,102
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,159,945

		$82,231,822

Water and Sewer — 1.2%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,184,580
Fairfax County, VA, Water Authority, 5.00%, 4/1/18	4,305	4,688,877
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,130,560

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,000	$1,188,860

		$8,192,877

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $607,789,088)		$653,939,228

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 2.75%, 12/1/16	$1,500	$1,503,360

		$1,503,360

Insured – General Obligations — 0.6%
Detroit, MI, (AMBAC), 4.53%, 4/1/15	$985	$985,495
Detroit, MI, (AMBAC), 4.96%, 4/1/20	2,806	2,701,153

		$3,686,648

Total Taxable Municipal Securities — 0.8% (identified cost $4,991,627)		$5,190,008

Total Investments — 97.9% (identified cost $612,780,715)		$659,129,236

Other Assets, Less Liabilities — 2.1%		$13,931,595

Net Assets — 100.0%		$673,060,831

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement
XLCA	–	XL Capital Assurance, Inc.

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

At March 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Pennsylvania	11.0%
Others, representing less than 10% individually	86.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 27.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.1% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $26,011,298 or 3.9% of the Fund’s net assets.

(4)	When-issued security.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	Security is in default and making only partial interest payments.

(7)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2015.

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Statement of Assets and Liabilities

Assets	March 31, 2015
Investments, at value (identified cost, $612,780,715)	$659,129,236
Cash	20,872,309
Interest receivable	7,756,993
Receivable for investments sold	240,469
Receivable for Fund shares sold	990,853
Total assets	$688,989,860

Liabilities
Payable for when-issued securities	$11,723,348
Payable for Fund shares redeemed	3,117,622
Distributions payable	591,538
Payable to affiliates:
Investment adviser fee	226,087
Distribution and service fees	135,933
Accrued expenses	134,501
Total liabilities	$15,929,029
Net Assets	$673,060,831

Sources of Net Assets
Paid-in capital	$678,734,378
Accumulated net realized loss	(52,041,539)
Accumulated undistributed net investment income	19,471
Net unrealized appreciation	46,348,521
Net Assets	$673,060,831

Class A Shares
Net Assets	$307,561,557
Shares Outstanding	30,204,518
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.18
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.41

Class B Shares
Net Assets	$1,341,522
Shares Outstanding	131,683
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.19

Class C Shares
Net Assets	$124,646,642
Shares Outstanding	13,049,594
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.55

Class I Shares
Net Assets	$239,511,110
Shares Outstanding	23,513,153
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.19

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Statement of Operations

Investment Income	Year Ended March 31, 2015
Interest	$23,183,092
Total investment income	$23,183,092

Expenses
Investment adviser fee	$2,495,892
Distribution and service fees
Class A	454,425
Class B	15,490
Class C	1,124,029
Trustees’ fees and expenses	29,626
Custodian fee	149,145
Transfer and dividend disbursing agent fees	199,921
Legal and accounting services	82,161
Printing and postage	56,400
Registration fees	211,289
Miscellaneous	64,266
Total expenses	$4,882,644
Deduct —
Reduction of custodian fee	$3,015
Total expense reductions	$3,015

Net expenses	$4,879,629

Net investment income	$18,303,463

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,077
Financial futures contracts	(895,351)
Net realized loss	$(881,274)
Change in unrealized appreciation (depreciation) —
Investments	$10,775,346
Financial futures contracts	113,117
Net change in unrealized appreciation (depreciation)	$10,888,463

Net realized and unrealized gain	$10,007,189

Net increase in net assets from operations	$28,310,652

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Statements of Changes in Net Assets

	Year Ended March 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$18,303,463	$18,781,869
Net realized gain (loss) from investment transactions and financial futures contracts	(881,274)	4,417,432
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,888,463	(34,463,922)
Net increase (decrease) in net assets from operations	$28,310,652	$(11,264,621)
Distributions to shareholders —
From net investment income
Class A	$(9,329,675)	$(10,144,055)
Class B	(40,506)	(74,034)
Class C	(2,909,208)	(3,283,695)
Class I	(5,937,440)	(5,260,314)
Total distributions to shareholders	$(18,216,829)	$(18,762,098)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$44,760,122	$77,152,234
Class B	167,407	370,266
Class C	10,260,274	18,991,466
Class I	155,963,514	106,483,024
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,735,755	8,696,162
Class B	34,985	63,987
Class C	2,111,481	2,473,878
Class I	1,909,226	1,458,004
Cost of shares redeemed
Class A	(65,867,541)	(135,124,917)
Class B	(359,393)	(639,576)
Class C	(21,172,509)	(45,792,208)
Class I	(54,175,660)	(193,266,107)
Issued in connection with tax-free reorganization (See Note 11)
Class A	32,190,486	—
Class C	16,170,413	—
Class I	1,792,005	—
Net asset value of shares exchanged
Class A	901,316	863,477
Class B	(901,316)	(863,477)
Net increase (decrease) in net assets from Fund share transactions	$131,520,565	$(159,133,787)

Net increase (decrease) in net assets	$141,614,388	$(189,160,506)

Net Assets
At beginning of year	$531,446,443	$720,606,949
At end of year	$673,060,831	$531,446,443

Accumulated undistributed net investment income included in net assets
At end of year	$19,471	$36,239

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Financial Highlights

	Class A
	Year Ended March 31,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$10.000	$10.380	$10.230	$9.750		$10.010

Income (Loss) From Operations
Net investment income(1)	$0.314	$0.335	$0.336	$0.364		$0.382
Net realized and unrealized gain (loss)	0.179	(0.381)	0.152	0.482		(0.263)

Total income (loss) from operations	$0.493	$(0.046)	$0.488	$0.846		$0.119

Less Distributions
From net investment income	$(0.313)	$(0.334)	$(0.338)	$(0.366)		$(0.379)

Total distributions	$(0.313)	$(0.334)	$(0.338)	$(0.366)		$(0.379)

Net asset value — End of year	$10.180	$10.000	$10.380	$10.230		$9.750

Total Return(2)	4.98%	(0.39)%	4.88%	8.69%		1.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$307,562	$282,612	$343,994	$351,754		$339,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.68%	0.66%	0.68%		0.69%
Interest and fee expense(4)	—	—	—	0.00	%(5)	0.01%
Total expenses(3)	0.69%	0.68%	0.66%	0.68%		0.70%
Net investment income	3.09%	3.34%	3.22%	3.61%		3.82%
Portfolio Turnover	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(5)	Amount is less than 0.005%.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Financial Highlights — continued

	Class B
	Year Ended March 31,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$10.000	$10.390	$10.230	$9.760		$10.020

Income (Loss) From Operations
Net investment income(1)	$0.241	$0.259	$0.258	$0.289		$0.307
Net realized and unrealized gain (loss)	0.186	(0.390)	0.162	0.471		(0.263)

Total income (loss) from operations	$0.427	$(0.131)	$0.420	$0.760		$0.044

Less Distributions
From net investment income	$(0.237)	$(0.259)	$(0.260)	$(0.290)		$(0.304)

Total distributions	$(0.237)	$(0.259)	$(0.260)	$(0.290)		$(0.304)

Net asset value — End of year	$10.190	$10.000	$10.390	$10.230		$9.760

Total Return(2)	4.30%	(1.23)%	4.10%	7.88%		0.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,342	$2,360	$3,553	$4,768		$4,955
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.43%	1.41%	1.43%		1.44%
Interest and fee expense(4)	—	—	—	0.00	%(5)	0.01%
Total expenses(3)	1.44%	1.43%	1.41%	1.43%		1.45%
Net investment income	2.38%	2.59%	2.48%	2.86%		3.06%
Portfolio Turnover	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(5)	Amount is less than 0.005%.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Financial Highlights — continued

	Class C
	Year Ended March 31,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$9.380	$9.740	$9.590	$9.150		$9.390

Income (Loss) From Operations
Net investment income(1)	$0.223	$0.244	$0.241	$0.271		$0.287
Net realized and unrealized gain (loss)	0.169	(0.361)	0.152	0.441		(0.242)

Total income (loss) from operations	$0.392	$(0.117)	$0.393	$0.712		$0.045

Less Distributions
From net investment income	$(0.222)	$(0.243)	$(0.243)	$(0.272)		$(0.285)

Total distributions	$(0.222)	$(0.243)	$(0.243)	$(0.272)		$(0.285)

Net asset value — End of year	$9.550	$9.380	$9.740	$9.590		$9.150

Total Return(2)	4.21%	(1.17)%	4.10%	7.87%		0.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$124,647	$115,091	$144,911	$138,971		$133,071
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.43%	1.41%	1.43%		1.44%
Interest and fee expense(4)	—	—	—	0.00	%(5)	0.01%
Total expenses(3)	1.44%	1.43%	1.41%	1.43%		1.45%
Net investment income	2.34%	2.59%	2.47%	2.86%		3.06%
Portfolio Turnover	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(5)	Amount is less than 0.005%.

20	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Financial Highlights — continued

	Class I
	Year Ended March 31,
	2015	2014	2013	2012		2011
Net asset value — Beginning of year	$10.000	$10.380	$10.230	$9.760		$10.010

Income (Loss) From Operations
Net investment income(1)	$0.328	$0.347	$0.351	$0.378		$0.395
Net realized and unrealized gain (loss)	0.191	(0.377)	0.152	0.473		(0.251)

Total income (loss) from operations	$0.519	$(0.030)	$0.503	$0.851		$0.144

Less Distributions
From net investment income	$(0.329)	$(0.350)	$(0.353)	$(0.381)		$(0.394)

Total distributions	$(0.329)	$(0.350)	$(0.353)	$(0.381)		$(0.394)

Net asset value — End of year	$10.190	$10.000	$10.380	$10.230		$9.760

Total Return(2)	5.24%	(0.24)%	5.04%	8.74%		1.43%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$239,511	$131,384	$228,148	$229,815		$175,007
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.54%	0.53%	0.51%	0.53%		0.54%
Interest and fee expense(4)	—	—	—	0.00	%(5)	0.01%
Total expenses(3)	0.54%	0.53%	0.51%	0.53%		0.55%
Net investment income	3.23%	3.45%	3.37%	3.75%		3.95%
Portfolio Turnover	7%	18%	14%	16%		21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(5)	Amount is less than 0.005%.

21	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax and limited principal fluctuation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

22

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2015 and March 31, 2014 was as follows:

	Year Ended March 31,
	2015	2014

Distributions declared from:
Tax-exempt income	$18,100,038	$18,746,806
Ordinary income	$116,791	$15,292

During the year ended March 31, 2015, accumulated net realized loss was decreased by $1,129,381, accumulated undistributed net investment income was decreased by $103,402 and paid-in capital was decreased by $1,025,979 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, accretion of market discount, defaulted bond interest and expenditures on defaulted bonds. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

As of March 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$684,233
Capital loss carryforwards and deferred capital losses	$(52,518,338)
Net unrealized appreciation	$46,752,096
Other temporary differences	$(591,538)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, expenditures on defaulted bonds, defaulted bond interest, premium amortization and accretion of market discount.

At March 31, 2015, the Fund, for federal income tax purposes, had capital loss carryforwards of $40,014,474 and deferred capital losses of $12,503,864 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2016 ($7,403,573), March 31, 2017 ($13,217,282), March 31, 2018 ($12,920,477) and March 31, 2019 ($6,473,142) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2015, $10,680,702 are short-term and $1,823,162 are long-term.

Included in the amounts above are capital loss carryforwards of $1,643,055 as a result of the reorganization on June 27, 2014 (see Note 11) and capital loss caryforwards of $9,617,370 as a result of the reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$612,377,140

Gross unrealized appreciation	$49,082,415
Gross unrealized depreciation	(2,330,319)

Net unrealized appreciation	$46,752,096

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the year ended March 31, 2015, the investment adviser fee amounted to $2,495,892 or 0.41% of the Fund’s average daily net assets.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended March 31, 2015, EVM earned $8,790 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. EVM serves as administrator of the Fund, but receives no compensation. The Fund was informed that Eaton Vance Distributors,

24

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,702 as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2015. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2015 amounted to $454,425 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended March 31, 2015, the Fund paid or accrued to EVD $12,908 and $936,691 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2015 amounted to $2,582 and $187,338 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2015, the Fund was informed that EVD received approximately $2,000, $1,400 and $2,500 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $121,366,277 and $41,077,443, respectively, for the year ended March 31, 2015.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended March 31,
Class A	2015	2014

Sales	4,401,697	7,732,705
Issued to shareholders electing to receive payments of distributions in Fund shares	760,471	868,075
Redemptions	(6,488,452)	(13,555,686)
Issued in connection with tax-free reorganization (see Note 11)	3,177,079	—
Exchange from Class B shares	88,775	86,167

Net increase (decrease)	1,939,570	(4,868,739)

	Year Ended March 31,
Class B	2015	2014

Sales	16,411	37,300
Issued to shareholders electing to receive payments of distributions in Fund shares	3,440	6,385
Redemptions	(35,371)	(63,737)
Exchange to Class A shares	(88,742)	(86,102)

Net decrease	(104,262)	(106,154)

	Year Ended March 31,
Class C	2015	2014

Sales	1,075,954	2,024,571
Issued to shareholders electing to receive payments of distributions in Fund shares	221,264	263,351
Redemptions	(2,219,804)	(4,896,789)
Issued in connection with tax-free reorganization (see Note 11)	1,701,361	—

Net increase (decrease)	778,775	(2,608,867)

	Year Ended March 31,
Class I	2015	2014

Sales	15,339,263	10,657,058
Issued to shareholders electing to receive payments of distributions in Fund shares	187,506	145,534
Redemptions	(5,325,934)	(19,643,359)
Issued in connection with tax-free reorganization (see Note 11)	176,805	—

Net increase (decrease)	10,377,640	(8,840,767)

26

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended March 31, 2015.

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At March 31, 2015, there were no obligations outstanding under these financial instruments.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended March 31, 2015, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2015 was as follows:

	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(895,351	)(1)	$113,117	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts - short outstanding during the year ended March 31, 2015, which is indicative of the volume of this derivative type, was approximately $7,905,000.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$653,939,228	$—	$653,939,228
Taxable Municipal Securities	—	5,190,008	—	5,190,008

Total Investments	$—	$659,129,236	$—	$659,129,236

27

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Notes to Financial Statements — continued

The Fund held no investments or other financial instruments as of March 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Reorganization

As of the close of business on June 27, 2014, the Fund acquired the net assets of Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Pennsylvania Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,177,079 shares of Class A of the Fund (valued at $32,190,486) for the 3,212,985 shares of Class A of Pennsylvania Limited Fund, 1,701,361 shares of Class C of the Fund (valued at $16,170,413) for the 1,701,743 shares of Class C of Pennsylvania Limited Fund, and 176,805 shares of Class I of the Fund (valued at $1,792,005) for the 178,923 shares of Class I of Pennsylvania Limited Fund, each outstanding on June 27, 2014.

The investment portfolio of Pennsylvania Limited Fund, with a fair value of $46,092,075 and identified cost of $42,947,450 was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the Pennsylvania Limited Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $548,740,791. The net assets of Pennsylvania Limited Fund at that date of $50,152,904, including $2,942,140 of accumulated net realized losses and $3,144,625 of unrealized appreciation, were combined with those of the Fund, resulting in combined net assets of $598,893,695.

Assuming the acquisition had been completed on April 1, 2014, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the year ended March 31, 2015 are as follows:

Net investment income	$18,662,463
Net realized loss	$(1,033,327)
Net increase in net assets from operations	$29,001,305

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Pennsylvania Limited Fund that have been included in the Fund’s Statement of Operations since June 27, 2014.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance National Limited Maturity Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Investment Trust), including the portfolio of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Limited Maturity Municipal Income Fund as of March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

29

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2015, the Fund designates 99.36% of distributions from net investment income as an exempt-interest dividend.

30

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

31

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(4) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

32

Eaton Vance

National Limited Maturity Municipal Income Fund

March 31, 2015

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14728 3.31.15

Eaton Vance

Limited Maturity Municipal

Income Funds

Annual Report

March 31, 2015

Massachusetts    •    New York

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report March 31, 2015

Eaton Vance

Limited Maturity Municipal Income Funds

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Massachusetts Limited Maturity Municipal Income Fund	3
New York Limited Maturity Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	35

Federal Tax Information	36

Management and Organization	37

Important Notices	40

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the fiscal year began on April 1, 2014, municipal bonds were three months into a rally that lasted for most of the 12-month period ended March 31, 2015. But in the final two months of the period, municipal returns turned slightly negative, as a flood of new issuance put downward pressure on bond prices. For the period as a whole, however, municipal issues delivered strong performance.

Initial investor expectations of rising interest rates during the period were overwhelmed by economic events overseas. While the U.S. economy continued to experience moderate but below-trend growth and low inflation, fixed-income investors became increasingly concerned about declining growth and inflation expectations in the Eurozone, Japan and China.

As overseas central banks put downward pressure on interest rates, culminating with the European Central Bank’s initiation of an asset purchase program in mid- January 2015, historically low U.S. interest rates looked attractive by comparison. The result was strong worldwide demand for U.S. Treasurys that pushed Treasury rates down, with municipal rates following, albeit at a slower pace. Further downward pressure on U.S. rates came from the Fed’s surprisingly dovish stance at its March 2015 meeting, regarding when it would finally begin raising the fed funds rate. As a result, at the end of the 12-month period the consensus view on the timing of the expected rate hike had moved from June to September 2015 or beyond.

As investors searched for yield in a low-interest-rate environment, longer dated and lower credit quality6 municipal bonds were the best performers. For the one-year period as a whole, the municipal yield curve flattened. Maturities shorter than five years saw a slight rise in interest rates, while rates declined and prices rose through the rest of the curve, with longer maturities showing the strongest performance.

Fund Performance

For the 12-month period ended March 31, 2015, the Massachusetts and New York Funds’ shares at net asset value (NAV) underperformed the 5.13% return of the Funds’ benchmark, the Barclays 7 Year Municipal Bond Index2 (the Index).

The Funds’ overall strategy is to invest in municipal obligations that are exempt from regular federal income tax. The Funds seek to maintain a dollar-weighted average portfolio duration7 between three and nine years to attempt to capture potentially more attractive yields compared with shorter-maturity bonds, but seek to avoid the potentially higher interest-rate risk and volatility of longer-duration bonds.

While the Index includes only bonds with maturities of six to eight years, the Funds may invest in individual municipal obligations of any maturity and own some longer-maturity bonds in order to capture their potentially higher yields and greater tax-exempt income. The Funds may hedge to various degrees against the greater potential risk of volatility in the area of the yield curve beyond eight years by shorting Treasury futures in seeking to provide some downside protection.

For the 12-month period, the Funds’ strategy of overweighting longer-maturity bonds contributed to Fund performance versus the Index, because longer-maturity bonds outperformed shorter-maturity issues during the period. Specifically, performance of both Funds was helped by an overweighting in bonds with maturities longer than eight years, which are not held by the Index.

State-specific Results

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 4.06%, underperforming the 5.13% return of the Index. Detractors from the Fund’s performance versus the Index included an overweight in pre-refunded bonds, security selection in zero-coupon bonds, an underweight in the transportation sector, and the Fund’s hedging strategy. Hedging interest rate volatility through the use of Treasury futures, a risk management strategy, is intended to moderate performance and volatility on both the upside and the downside. So in a period when the municipal and Treasury markets delivered positive performance, the Fund’s hedging strategy detracted modestly from Fund performance versus the Index and, as intended, reduced the Fund’s volatility during the period.

In contrast, an overweight in longer-maturity issues, as mentioned earlier, helped Fund performance versus the Index, as did security selection in Puerto Rico bonds and an overweight in the hospital sector, which benefited from investors’ preference for lower-quality, higher-yielding securities during the period.

Eaton Vance New York Limited Maturity Municipal Income Fund’s Class A shares at NAV had a total return of 3.74%, trailing the 5.13% return of the Index. Security selection in the water and sewer sector, security selection in the special tax sector, an underweight in zero-coupon bonds, and an overweight in bonds with less than six years remaining to maturity all detracted from the Fund’s performance relative to the Index. In contrast, Fund performance versus the Index was helped by security selection in Puerto Rico bonds, an overweight in the hospital sector, and an overweight in bonds with maturities longer than eight years. The Fund did not employ a hedging strategy during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	4.06%	3.05%	3.23%
Class A with 2.25% Maximum Sales Charge	—	—	1.70	2.58	3.00
Class C at NAV	12/08/1993	06/01/1992	3.34	2.28	2.47
Class C with 1% Maximum Sales Charge	—	—	2.34	2.28	2.47
Class I at NAV	08/03/2010	06/01/1992	4.21	3.16	3.28
Barclays 7 Year Municipal Bond Index	—	—	5.13%	4.72%	4.88%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.78%	1.53%	0.63%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.51%	1.75%	2.67%
Taxable-Equivalent Distribution Rate			4.68	3.26	4.97
SEC 30-day Yield			0.94	0.23	1.11
Taxable-Equivalent SEC 30-day Yield			1.76	0.42	2.07

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/31/2005	$12,762	N.A.
Class I	$250,000	03/31/2005	$345,418	N.A.

.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com

3

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2015

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2015

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	3.74%	3.08%	3.11%
Class A with 2.25% Maximum Sales Charge	—	—	1.41	2.62	2.88
Class B at NAV	05/29/1992	05/29/1992	2.97	2.30	2.34
Class B with 3% Maximum Sales Charge	—	—	–0.03	2.30	2.34
Class C at NAV	12/08/1993	05/29/1992	2.90	2.29	2.34
Class C with 1% Maximum Sales Charge	—	—	1.90	2.29	2.34
Class I at NAV	08/03/2010	05/29/1992	3.89	3.21	3.18
Barclays 7 Year Municipal Bond Index	—	—	5.13%	4.72%	4.88%

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.76%	1.51%	1.51%	0.61%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.74%	1.97%	1.98%	2.90%
Taxable-Equivalent Distribution Rate		5.31	3.82	3.84	5.62
SEC 30-day Yield		1.10	0.39	0.39	1.28
Taxable-Equivalent SEC 30-day Yield		2.14	0.76	0.75	2.47

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	03/31/2005	$12,601	N.A.
Class C	$10,000	03/31/2005	$12,599	N.A.
Class I	$250,000	03/31/2005	$342,001	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2015

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus.
[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond— in percentage terms—given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profile subject to change due to active management.

7

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2015).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.20	$3.86	0.77%
Class C	$1,000.00	$1,010.50	$7.62	1.52%
Class I	$1,000.00	$1,014.00	$3.11	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.88	0.77%
Class C	$1,000.00	$1,017.40	$7.65	1.52%
Class I	$1,000.00	$1,021.80	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

8

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning Account Value (10/1/14)	Ending Account Value (3/31/15)	Expenses Paid During Period* (10/1/14 – 3/31/15)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,012.30	$3.91	0.78%
Class B	$1,000.00	$1,007.50	$7.66	1.53%
Class C	$1,000.00	$1,007.30	$7.66	1.53%
Class I	$1,000.00	$1,012.00	$3.16	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.93	0.78%
Class B	$1,000.00	$1,017.30	$7.70	1.53%
Class C	$1,000.00	$1,017.30	$7.70	1.53%
Class I	$1,000.00	$1,021.80	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2014.

9

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments

Tax-Exempt Municipal Securities — 95.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.7%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,209,410
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,267,390

		$2,476,800

Education — 15.9%
Massachusetts College Building Authority, 5.00%, 5/1/24	$750	$917,160
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	182,349
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	176,105
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	227,834
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	153,091
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	578,065
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,129,240
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,191,937
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,107,260
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,080,579
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	599,650
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	113,143
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	228,654
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	171,168
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	764,940
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,140,400

		$10,761,575

Escrowed / Prerefunded — 7.3%
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	$1,000	$1,183,200
Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	2,000	1,999,000

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,575	$1,743,777

		$4,925,977

General Obligations — 25.1%
Andover, 4.00%, 1/15/23	$1,025	$1,192,721
Barnstable, 4.00%, 2/15/23	1,460	1,697,965
Braintree, 5.00%, 5/15/23	500	614,965
Brookline, 4.00%, 5/15/22	1,195	1,384,013
Burlington, 5.00%, 2/1/16	500	519,920
Commonwealth of Massachusetts, 4.00%, 10/1/28	815	884,104
Duxbury, 4.00%, 9/1/22	500	578,045
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,110,060
Medfield, 4.00%, 3/15/22	625	717,769
Melrose, 2.00%, 11/1/22	315	314,625
Natick, 4.00%, 6/15/20	1,045	1,186,660
Southborough, 3.00%, 6/1/21	1,060	1,153,927
Wellesley, 5.00%, 6/1/16	1,100	1,160,918
Wellesley, 5.00%, 6/1/17	1,150	1,259,538
Westwood, 3.00%, 6/1/21	1,320	1,432,094
Weymouth, 4.00%, 9/15/23	660	752,387
Wilmington, 4.00%, 3/15/28	1,000	1,081,780

		$17,041,491

Hospital — 8.8%
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	$250	$283,988
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	204,817
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	579,415
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	505,775
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,136,030
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	545	547,136
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	754,652
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	822,698
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,136,500

		$5,971,011

10	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.5%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$500	$515,950
Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 2.125% to 12/1/15 (Put Date), 12/1/29	500	505,200

		$1,021,150

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,663,731

		$1,663,731

Insured – Escrowed / Prerefunded — 1.1%
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	$635	$764,604

		$764,604

Insured – General Obligations — 5.8%
Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,725,817
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,238,780

		$3,964,597

Insured – Hospital — 2.5%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$577,770
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,119,380

		$1,697,150

Insured – Special Tax Revenue — 7.1%
Martha’s Vineyard Land Bank, (BAM), 4.00%, 5/1/22	$1,470	$1,670,934
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/23	425	517,021
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,970,224
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	641,270

		$4,799,449

Insured – Transportation — 0.9%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$622,627

		$622,627

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.9%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,260,610

		$1,260,610

Other Revenue — 2.5%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,140,810
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	567,325

		$1,708,135

Senior Living / Life Care — 1.5%
Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$340	$341,323
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	308,762
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(1)	100	100,041
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(1)	120	120,121
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	120	123,866

		$994,113

Special Tax Revenue — 4.0%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	$1,280	$1,638,502
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,062,750

		$2,701,252

Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$559,445

		$559,445

Transportation — 2.6%
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$580,180
Massachusetts Port Authority, 5.00%, 7/1/26	1,000	1,199,270

		$1,779,450

Total Tax-Exempt Municipal Securities — 95.5% (identified cost $59,752,563)		$64,713,167

11	See Notes to Financial Statements.

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value

Education — 1.6%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,126,026

Total Taxable Municipal Securities — 1.6% (identified cost $1,107,514)		$1,126,026

Total Investments — 97.1% (identified cost $60,860,077)		$65,839,193

Other Assets, Less Liabilities — 2.9%		$1,942,789

Net Assets — 100.0%		$67,781,982

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 12.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $859,978 or 1.3% of the Fund’s net assets.

12	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.2%
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	$1,000	$1,057,580

		$1,057,580

Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$515	$515,134

		$515,134

Education — 6.8%
Hempstead Local Development Corp., (Hofstra University), 5.00%, 7/1/23	$200	$239,204
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,500	1,769,070
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	350	401,089
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	542,333
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,697,880
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	215	216,342
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	375	445,162
Oneida County Local Development Corp., (Hamilton College), 5.00%, 7/1/25	180	215,206
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	627,769

		$6,154,055

Electric Utilities — 1.4%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,227,260

		$1,227,260

Escrowed / Prerefunded — 3.0%
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	$300	$323,916
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,324,007
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,038,880

		$2,686,803

Security	Principal Amount (000’s omitted)	Value

General Obligations — 8.9%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,147,996
Livingston County, 4.50%, 5/1/23	500	584,400
New Rochelle, 5.00%, 3/15/24	1,500	1,781,700
New York, 5.00%, 3/1/24	1,000	1,230,160
New York City, 5.00%, 8/1/24	1,600	1,862,832
Niskayuna Central School District, 4.00%, 4/15/22	1,000	1,156,640
Saratoga Springs, 5.00%, 2/15/22	200	243,304

		$8,007,032

Health Care – Miscellaneous — 0.1%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,312

		$101,312

Hospital — 7.1%
Albany Capital Resource Corp., (Albany College of Pharmacy), 4.00%, 12/1/21	$200	$221,450
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	904,452
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,156,960
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	593,885
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,128,050
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	862,751
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/17	750	791,588
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	710	754,829

		$6,413,965

Housing — 1.2%
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,045,820

		$1,045,820

Industrial Development Revenue — 1.2%
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	$500	$505,215
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	550	561,160

		$1,066,375

13	See Notes to Financial Statements.

Eaton Vance

New York Limited Maturity Municipal Income Fund

March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 10.7%
New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,008,470
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	725	753,572
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,602,030
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,165,200
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,291,551
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,742,392
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,107,330
New York Dormitory Authority, (Student Housing), (NPFG), 5.25%, 7/1/15	1,000	1,003,890

		$9,674,435

Insured – Electric Utilities — 4.0%
Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$499,775
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	1,000	1,066,800
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,079,663

		$3,646,238

Insured – Escrowed / Prerefunded — 0.2%
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$205	$221,755

		$221,755

Insured – General Obligations — 3.4%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$121,584
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,184,883
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	563,630
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	869,953
Rockland County, (AGM), 5.00%, 3/1/23	250	297,410

		$3,037,460

Insured – Hospital — 2.0%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,768,848

		$1,768,848

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), 5.25%, 8/15/20	$1,000	$1,125,590

		$1,125,590

Insured – Special Tax Revenue — 5.6%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,678,424
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,327,940

		$5,006,364

Insured – Transportation — 2.5%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,154,660
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,064,310

		$2,218,970

Lease Revenue / Certificates of Participation — 0.6%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$555,985

		$555,985

Other Revenue — 5.4%
Brooklyn Arena Local Development Corp., (Brooklyn Center), 5.75%, 7/15/16	$750	$792,517
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,139,760
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	622,204
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,302,467

		$4,856,948

Senior Living / Life Care — 3.3%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$230	$230,508
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	821,482
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	750	736,883
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	651,013
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	545,125

		$2,985,011

14	See Notes to Financial Statements.

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March 31, 2015

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 2.5%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,258,180

		$2,258,180

Special Tax Revenue — 5.5%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,127,588
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,061,487
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,219,050
New York Local Government Assistance Corp., 5.25%, 4/1/16	1,540	1,576,498

		$4,984,623

Transportation — 11.0%
Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,109,530
New York Bridge Authority, 5.00%, 1/1/25	530	631,945
New York Bridge Authority, 5.00%, 1/1/26	1,000	1,186,780
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,223,060
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	331,092
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,280	1,457,306
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	921,977
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,111,510
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,908,412

		$9,881,612

Water and Sewer — 4.3%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,133,190
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,751,197

		$3,884,387

Total Tax-Exempt Investments — 93.7% (identified cost $78,473,811)		$84,381,742

Miscellaneous — 0.5%

Security	Units	Value

Real Estate — 0.5%
CMS Liquidating Trust(1)(2)(3)	150	$433,500

Total Miscellaneous — 0.5% (identified cost $480,000)		$433,500

Total Investments — 94.2% (identified cost $78,953,811)		$84,815,242

Other Assets, Less Liabilities — 5.8%		$5,189,441

Net Assets — 100.0%		$90,004,683

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2015, 31.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 13.2% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2015, the aggregate value of these securities is $1,499,875 or 1.7% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

15	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Statements of Assets and Liabilities

	March 31, 2015
Assets	Massachusetts Limited Fund	New York Limited Fund
Investments —
Identified cost	$60,860,077	$78,953,811
Unrealized appreciation	4,979,116	5,861,431
Investments, at value	$65,839,193	$84,815,242
Cash	$1,245,290	$2,544,900
Interest receivable	684,868	1,094,296
Receivable for investments sold	—	1,460,000
Receivable for Fund shares sold	179,082	338,739
Total assets	$67,948,433	$90,253,177

Liabilities
Payable for Fund shares redeemed	$37,559	$95,445
Distributions payable	37,767	33,867
Payable to affiliates:
Investment adviser fee	22,851	30,782
Distribution and service fees	13,887	26,388
Accrued expenses	54,387	62,012
Total liabilities	$166,451	$248,494
Net Assets	$67,781,982	$90,004,683

Sources of Net Assets
Paid-in capital	$66,996,914	$91,691,419
Accumulated net realized loss	(4,182,217)	(7,520,901)
Accumulated distributions in excess of net investment income	(11,831)	(27,266)
Net unrealized appreciation	4,979,116	5,861,431
Net Assets	$67,781,982	$90,004,683

Class A Shares
Net Assets	$43,069,080	$51,457,819
Shares Outstanding	4,293,176	5,092,240
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.11
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.26	$10.34

Class B Shares
Net Assets	$—	$103,978
Shares Outstanding	—	10,297
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$10.10

Class C Shares
Net Assets	$11,036,362	$26,342,343
Shares Outstanding	1,148,535	2,741,688
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.61	$9.61

Class I Shares
Net Assets	$13,676,540	$12,100,543
Shares Outstanding	1,363,407	1,197,269
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.11

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

16	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Statements of Operations

	Year Ended March 31, 2015
Investment Income	Massachusetts Limited Fund	New York Limited Fund
Interest	$2,245,330	$3,195,699
Total investment income	$2,245,330	$3,195,699

Expenses
Investment adviser fee	$260,419	$355,661
Distribution and service fees
Class A	62,197	77,537
Class B	—	1,953
Class C	100,842	232,814
Trustees’ fees and expenses	3,491	4,520
Custodian fee	29,781	34,431
Transfer and dividend disbursing agent fees	24,110	37,149
Legal and accounting services	42,996	58,973
Printing and postage	15,146	19,177
Registration fees	9,112	9,957
Miscellaneous	17,220	19,690
Total expenses	$565,314	$851,862
Deduct —
Reduction of custodian fee	$392	$295
Total expense reductions	$392	$295

Net expenses	$564,922	$851,567

Net investment income	$1,680,408	$2,344,132

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$20,799	$(466,658)
Financial futures contracts	(305,042)	—
Net realized loss	$(284,243)	$(466,658)
Change in unrealized appreciation (depreciation) —
Investments	$1,057,868	$1,078,180
Financial futures contracts	30,304	—
Net change in unrealized appreciation (depreciation)	$1,088,172	$1,078,180

Net realized and unrealized gain	$803,929	$611,522

Net increase in net assets from operations	$2,484,337	$2,955,654

17	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets

	Year Ended March 31, 2015
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$1,680,408	$2,344,132
Net realized loss from investment transactions and financial futures contracts	(284,243)	(466,658)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,088,172	1,078,180
Net increase in net assets from operations	$2,484,337	$2,955,654
Distributions to shareholders —
From net investment income
Class A	$(1,110,821)	$(1,490,318)
Class B	—	(4,647)
Class C	(216,425)	(551,240)
Class I	(335,441)	(274,137)
Total distributions to shareholders	$(1,662,687)	$(2,320,342)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,307,954	$6,187,974
Class B	—	40,799
Class C	1,381,327	4,476,739
Class I	4,831,574	7,397,089
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	995,859	1,327,570
Class B	—	3,023
Class C	172,259	430,490
Class I	37,355	177,370
Cost of shares redeemed
Class A	(5,370,381)	(8,881,801)
Class B	—	(106,560)
Class C	(1,819,160)	(4,539,936)
Class I	(1,559,435)	(1,726,431)
Net asset value of shares exchanged
Class A	—	69,694
Class B	—	(69,694)
Net increase in net assets from Fund share transactions	$5,977,352	$4,786,326

Net increase in net assets	$6,799,002	$5,421,638

Net Assets
At beginning of year	$60,982,980	$84,583,045
At end of year	$67,781,982	$90,004,683

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,831)	$(27,266)

18	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2014
Increase (Decrease) in Net Assets	Massachusetts Limited Fund	New York Limited Fund
From operations —
Net investment income	$1,739,727	$2,461,167
Net realized loss from investment transactions and financial futures contracts	(585,179)	(665,625)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,892,776)	(2,874,413)
Net decrease in net assets from operations	$(738,228)	$(1,078,871)
Distributions to shareholders —
From net investment income
Class A	$(1,151,278)	$(1,648,170)
Class B	—	(12,813)
Class C	(246,498)	(609,265)
Class I	(328,262)	(173,285)
Total distributions to shareholders	$(1,726,038)	$(2,443,533)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,585,090	$9,087,326
Class B	—	2,293
Class C	1,602,965	4,996,801
Class I	5,846,627	5,534,004
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,046,779	1,560,627
Class B	—	9,540
Class C	200,554	522,107
Class I	30,508	154,327
Cost of shares redeemed
Class A	(8,661,763)	(15,492,240)
Class B	—	(304,174)
Class C	(3,035,224)	(6,816,370)
Class I	(5,808,395)	(6,919,178)
Net asset value of shares exchanged
Class A	—	278,220
Class B	—	(278,220)
Net decrease in net assets from Fund share transactions	$(2,192,859)	$(7,664,937)

Net decrease in net assets	$(4,657,125)	$(11,187,341)

Net Assets
At beginning of year	$65,640,105	$95,770,386
At end of year	$60,982,980	$84,583,045

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(11,831)	$(27,269)

19	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights

	Massachusetts Limited Fund — Class A
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.900	$10.270	$10.240	$9.850	$10.040

Income (Loss) From Operations
Net investment income(1)	$0.271	$0.289	$0.290	$0.331	$0.340
Net realized and unrealized gain (loss)	0.128	(0.372)	0.028	0.390	(0.191)

Total income (loss) from operations	$0.399	$(0.083)	$0.318	$0.721	$0.149

Less Distributions
From net investment income	$(0.269)	$(0.287)	$(0.288)	$(0.331)	$(0.339)

Total distributions	$(0.269)	$(0.287)	$(0.288)	$(0.331)	$(0.339)

Net asset value — End of year	$10.030	$9.900	$10.270	$10.240	$9.850

Total Return(2)	4.06%	(0.77)%	3.13%	7.43%	1.46%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,069	$39,604	$42,208	$43,283	$44,351
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.77%	0.78%	0.79%	0.82%	0.81%
Net investment income	2.71%	2.91%	2.80%	3.27%	3.37%
Portfolio Turnover	4%	8%	7%	19%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

20	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Massachusetts Limited Fund — Class C
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.480	$9.840	$9.810	$9.430	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.188	$0.206	$0.204	$0.245	$0.253
Net realized and unrealized gain (loss)	0.127	(0.362)	0.028	0.379	(0.191)

Total income (loss) from operations	$0.315	$(0.156)	$0.232	$0.624	$0.062

Less Distributions
From net investment income	$(0.185)	$(0.204)	$(0.202)	$(0.244)	$(0.252)

Total distributions	$(0.185)	$(0.204)	$(0.202)	$(0.244)	$(0.252)

Net asset value — End of year	$9.610	$9.480	$9.840	$9.810	$9.430

Total Return(2)	3.34%	(1.57)%	2.37%	6.71%	0.62%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,036	$11,152	$12,845	$12,647	$13,403
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.52%	1.53%	1.54%	1.57%	1.56%
Net investment income	1.96%	2.16%	2.05%	2.52%	2.62%
Portfolio Turnover	4%	8%	7%	19%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

21	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	Massachusetts Limited Fund — Class I
	Year Ended March 31,				Period Ended March 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$9.900	$10.270	$10.240	$9.850	$10.210

Income (Loss) From Operations
Net investment income	$0.286 (2)	$0.304 (2)	$0.305	$0.346	$0.235
Net realized and unrealized gain (loss)	0.128	(0.372)	0.029	0.390	(0.360)

Total income (loss) from operations	$0.414	$(0.068)	$0.334	$0.736	$(0.125)

Less Distributions
From net investment income	$(0.284)	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Total distributions	$(0.284)	$(0.302)	$(0.304)	$(0.346)	$(0.235)

Net asset value — End of period	$10.030	$9.900	$10.270	$10.240	$9.850

Total Return(3)	4.21%	(0.62)%	3.28%	7.59%	(1.39	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,677	$10,227	$10,587	$6,050	$31
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.62%	0.63%	0.64%	0.66%	0.67	%(6)
Net investment income	2.85%	3.07%	2.93%	3.02%	3.26	%(6)
Portfolio Turnover	4%	8%	7%	19%	2	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

22	See Notes to Financial Statements.

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March 31, 2015

Financial Highlights — continued

	New York Limited Fund — Class A
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.030	$10.410	$10.350	$9.980	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.295	$0.307	$0.316	$0.344	$0.358
Net realized and unrealized gain (loss)	0.077	(0.382)	0.058	0.372	(0.210)

Total income (loss) from operations	$0.372	$(0.075)	$0.374	$0.716	$0.148

Less Distributions
From net investment income	$(0.292)	$(0.305)	$(0.314)	$(0.346)	$(0.358)

Total distributions	$(0.292)	$(0.305)	$(0.314)	$(0.346)	$(0.358)

Net asset value — End of year	$10.110	$10.030	$10.410	$10.350	$9.980

Total Return(2)	3.74%	(0.69)%	3.65%	7.30%	1.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,458	$52,346	$59,142	$56,993	$61,099
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.77%	0.76%	0.77%	0.78%	0.78%
Net investment income	2.91%	3.05%	3.02%	3.36%	3.50%
Portfolio Turnover	8%	15%	9%	12%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

23	See Notes to Financial Statements.

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Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Limited Fund — Class B
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$10.020	$10.400	$10.350	$9.970	$10.180

Income (Loss) From Operations
Net investment income(1)	$0.220	$0.231	$0.238	$0.267	$0.281
Net realized and unrealized gain (loss)	0.076	(0.383)	0.048	0.382	(0.210)

Total income (loss) from operations	$0.296	$(0.152)	$0.286	$0.649	$0.071

Less Distributions
From net investment income	$(0.216)	$(0.228)	$(0.236)	$(0.269)	$(0.281)

Total distributions	$(0.216)	$(0.228)	$(0.236)	$(0.269)	$(0.281)

Net asset value — End of year	$10.100	$10.020	$10.400	$10.350	$9.970

Total Return(2)	2.97%	(1.44)%	2.78%	6.60%	0.66%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104	$234	$838	$1,314	$1,428
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.52%	1.51%	1.52%	1.53%	1.53%
Net investment income	2.18%	2.29%	2.28%	2.61%	2.75%
Portfolio Turnover	8%	15%	9%	12%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

24	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Limited Fund — Class C
	Year Ended March 31,
	2015	2014	2013	2012	2011
Net asset value — Beginning of year	$9.540	$9.900	$9.840	$9.490	$9.690

Income (Loss) From Operations
Net investment income(1)	$0.208	$0.220	$0.226	$0.254	$0.267
Net realized and unrealized gain (loss)	0.067	(0.362)	0.058	0.352	(0.200)

Total income (loss) from operations	$0.275	$(0.142)	$0.284	$0.606	$0.067

Less Distributions
From net investment income	$(0.205)	$(0.218)	$(0.224)	$(0.256)	$(0.267)

Total distributions	$(0.205)	$(0.218)	$(0.224)	$(0.256)	$(0.267)

Net asset value — End of year	$9.610	$9.540	$9.900	$9.840	$9.490

Total Return(2)	2.90%	(1.42)%	2.91%	6.47%	0.66%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,342	$25,778	$28,137	$25,823	$25,473
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.52%	1.51%	1.52%	1.53%	1.53%
Net investment income	2.16%	2.29%	2.27%	2.61%	2.75%
Portfolio Turnover	8%	15%	9%	12%	8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

25	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Financial Highlights — continued

	New York Limited Fund — Class I
	Year Ended March 31,				Period Ended March 31, 2011(1)
	2015	2014	2013	2012
Net asset value — Beginning of period	$10.030	$10.410	$10.350	$9.970	$10.330

Income (Loss) From Operations
Net investment income	$0.308 (2)	$0.323 (2)	$0.331	$0.364	$0.250
Net realized and unrealized gain (loss)	0.079	(0.383)	0.059	0.378	(0.360)

Total income (loss) from operations	$0.387	$(0.060)	$0.390	$0.742	$(0.110)

Less Distributions
From net investment income	$(0.307)	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Total distributions	$(0.307)	$(0.320)	$(0.330)	$(0.362)	$(0.250)

Net asset value — End of period	$10.110	$10.030	$10.410	$10.350	$9.970

Total Return(3)	3.89%	(0.54)%	3.80%	7.56%	(1.26	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,101	$6,225	$7,653	$4,342	$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.62%	0.61%	0.62%	0.63%	0.63	%(6)
Net investment income	3.04%	3.20%	3.16%	3.41%	3.68	%(6)
Portfolio Turnover	8%	15%	9%	12%	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the Fund’s year ended March 31, 2011.

26	See Notes to Financial Statements.

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, two of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund) and Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable, and limited principal fluctuation. The Massachusetts Limited Fund offers three classes of shares. The New York Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of March 31, 2015, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

27

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended March 31, 2015 and March 31, 2014 was as follows:

	Year Ended March 31, 2015
	Massachusetts Limited Fund	New York Limited Fund

Distributions declared from:
Tax-exempt income	$1,654,610	$2,320,342
Ordinary income	$8,077	$—

28

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

	Year Ended March 31, 2014
	Massachusetts Limited Fund	New York Limited Fund

Distributions declared from:
Tax-exempt income	$1,725,370	$2,442,750
Ordinary income	$668	$783

During the year ended March 31, 2015, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount, premium amortization and investments in partnerships.

	Massachusetts Limited Fund	New York Limited Fund

Change in:
Paid-in capital	$—	$(97,859)
Accumulated net realized loss	$17,721	$121,646
Accumulated distributions in excess of net investment income	$(17,721)	$(23,787)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of March 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Undistributed tax-exempt income	$25,937	$6,601
Capital loss carryforwards and deferred capital losses	$(4,228,771)	$(7,610,828)
Net unrealized appreciation	$5,025,669	$5,951,358
Other temporary differences	$(37,767)	$(33,867)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to accretion of market discount, premium amortization, investments in partnerships and the timing of recognizing distributions to shareholders.

At March 31, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital

29

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Massachusetts Limited Fund	New York Limited Fund

March 31, 2016	$103,860	$394,181
March 31, 2017	1,158,951	718,716
March 31, 2018	869,381	2,585,819
March 31, 2019	435,325	1,022,603

Total capital loss carryforwards	$2,567,517	$4,721,319

Deferred capital losses
Short-term	$860,006	$1,403,916
Long-term	$801,248	$1,485,593

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Aggregate cost	$60,813,524	$78,863,884
Gross unrealized appreciation	$5,044,438	$6,034,991
Gross unrealized depreciation	(18,769)	(83,633)

Net unrealized appreciation	$5,025,669	$5,951,358

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended March 31, 2015, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Investment Adviser Fee	$260,419	$355,661
Effective Annual Rate	0.40%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and

30

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended March 31, 2015 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

EVM’s Sub-Transfer Agent Fees	$1,847	$3,629
EVD’s Class A Sales Charges	$2,736	$3,406

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended March 31, 2015 for Class A shares amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class A Distribution and Service Fees	$62,197	$77,537

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended March 31, 2015, the Funds paid or accrued to EVD the following distribution fees:

	Massachusetts Limited Fund	New York Limited Fund

Class B Distribution Fees	$—	$1,627
Class C Distribution Fees	$84,035	$194,012

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended March 31, 2015 amounted to the following:

	Massachusetts Limited Fund	New York Limited Fund

Class B Service Fees	$—	$326
Class C Service Fees	$16,807	$38,802

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

31

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended March 31, 2015, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts Limited Fund	New York Limited Fund

Class A	$—	$200
Class B	$—	$1,000
Class C	$60	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended March 31, 2015 were as follows:

	Massachusetts Limited Fund	New York Limited Fund

Purchases	$8,818,686	$8,454,686
Sales	$2,537,896	$6,478,551

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Year Ended March 31, 2015
	Class A	Class C	Class I

Sales	729,234	144,106	482,275
Issued to shareholders electing to receive payments of distributions in Fund shares	99,263	17,930	3,721
Redemptions	(536,421)	(189,761)	(155,858)

Net increase (decrease)	292,076	(27,725)	330,138

	Year Ended March 31, 2014
	Class A	Class C	Class I

Sales	664,236	169,365	588,144
Issued to shareholders electing to receive payments of distributions in Fund shares	105,562	21,116	3,071
Redemptions	(877,569)	(319,719)	(588,710)

Net increase (decrease)	(107,771)	(129,238)	2,505

32

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

New York Limited Fund
	Year Ended March 31, 2015
	Class A	Class B	Class C	Class I

Sales	611,885	4,039	465,208	729,591
Issued to shareholders electing to receive payments of distributions in Fund shares	131,030	299	44,684	17,500
Redemptions	(876,924)	(10,511)	(471,562)	(170,401)
Exchange from Class B shares	6,885	—	—	—
Exchange to Class A shares	—	(6,892)	—	—

Net increase (decrease)	(127,124)	(13,065)	38,330	576,690

	Year Ended March 31, 2014
	Class A	Class B	Class C	Class I

Sales	900,075	227	521,841	551,248
Issued to shareholders electing to receive payments of distributions in Fund shares	154,959	946	54,545	15,318
Redemptions	(1,544,063)	(30,524)	(715,400)	(681,048)
Exchange from Class B shares	27,839	—	—	—
Exchange to Class A shares	—	(27,861)	—	—

Net decrease	(461,190)	(57,212)	(139,014)	(114,482)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended March 31, 2015.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2015, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended March 31, 2015, the Massachusetts Limited Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

33

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended March 31, 2015 was as follows:

	Massachusetts Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(305,042	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$30,304	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts (short) outstanding during the year ended March 31, 2015, which is indicative of the volume of this derivative type, was approximately $2,572,000 for Massachusetts Limited Fund.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$64,713,167	$—	$64,713,167
Taxable Municipal Securities	—	1,126,026	—	1,126,026

Total Investments	$—	$65,839,193	$—	$65,839,193

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$84,381,742	$—	$84,381,742
Miscellaneous	—	—	433,500	433,500

Total Investments	$—	$84,381,742	$433,500	$84,815,242

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2015 is not presented.

At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Investment Trust and Shareholders of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund and Eaton Vance New York Limited Maturity Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund and Eaton Vance New York Limited Maturity Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Investment Trust), including the portfolios of investments, as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund and Eaton Vance New York Limited Maturity Municipal Income Fund as of March 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 20, 2015

35

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended March 31, 2015, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Massachusetts Limited Maturity Municipal Income Fund	99.51%
New York Limited Maturity Municipal Income Fund	100.00%

36

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Investment Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “Interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

37

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(4) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and

38

Eaton Vance

Limited Maturity Municipal Income Funds

March 31, 2015

Management and Organization — continued

terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442    3.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Floating-Rate Municipal Income Fund, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund, Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance New York Limited Maturity Municipal Income Fund (the “Fund(s)”) are the series of Eaton Vance Investment Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 4 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended March 31, 2014 and March 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Floating-Rate Municipal Income Fund

Fiscal Years Ended	03/31/14	03/31/15
Audit Fees	$30,450	$31,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,490	$10,800
All Other Fees(3)	$0	$0

Total	$38,940	$42,000

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/14	03/31/15
Audit Fees	$31,730	$33,030
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,490	$9,050
All Other Fees(3)	$0	$0

Total	$40,220	$42,080

Eaton Vance National Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/14	03/31/15
Audit Fees	$50,600	$54,950
Audit-Related Fees(1)	$3,075	$0
Tax Fees(2)	$10,840	$11,480
All Other Fees(3)	$0	$0

Total	$64,515	$66,430

Eaton Vance New York Limited Maturity Municipal Income Fund

Fiscal Years Ended	03/31/14	03/31/15
Audit Fees	$35,080	$36,580
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,690	$9,250
All Other Fees(3)	0	0

Total	$43,770	$45,830

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the series of the Trust at 3/31/2015, and have the same fiscal year end (March 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	03/31/14	03/31/15
Audit Fees	$177,760	$155,760
Audit-Related Fees(1)	$6,150	$0
Tax Fees(2)	$45,000	$40,580
All Other Fees(3)	$0	$0

Total	$228,910	$196,340

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The Trust’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the Trust’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the Trust’s audit committee at least annually. The Trust’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the Trust’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Funds in the Trust by D&T for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Fund.

Fiscal Years Ended	03/31/14	03/31/15
Registrant(1)	$51,150	$40,580
Eaton Vance(2)	$394,075	$76,000

(1)	Includes all of the Funds of the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The Trust’s audit committee has considered whether the provision by the Trust’s principal accountant of non-audit services to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics.

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 18, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: May 18, 2015